Financial results, net - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Finance income:
Interest income	$ 4,084	$ 6,390		$ 7,728
Gain from interest rate/foreign exchange rate derivative financial instruments	92	1,189		0
Other income	21,878	1,400		666
Finance income	26,054	8,979	[1]	8,394	[1]
Finance costs:
Interest expense	(58,282)	(56,468)		(47,266)
Finance cost related to lease liabilities	(12,532)	(9,524)		0
Cash flow hedge - transfer from equity	(24,363)	(25,484)		(38,086)
Foreign exchange losses, net	(109,266)	(25,779)		(68,787)
Taxes	(4,559)	(4,364)		(3,136)
Loss from interest rate/foreign exchange rate derivative financial instruments	0	0		3,024
Other expenses	(4,774)	(4,492)		(3,638)
Finance costs	213,776	126,111	[1]	163,937	[1]
Other financial results - Net gain of inflation effects on the monetary items	12,064	16,911	[1],[2]	(25,211)	[1],[2]
Financial results, net	$ (175,658)	$ (100,221)	[1]	$ (180,754)	[1]

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1.
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1